LICENSE AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
LICENSE AGREEMENTS
7.	LICENSE AGREEMENTS

Capricor’s Technology - CAP-1002, CAP-1001 and CSps

Capricor has entered into exclusive license agreements for intellectual property rights related to cardiac derived cells with Università Degli Studi Di Roma at la Sapienza (the “University of Rome”), The Johns Hopkins University (“JHU”) and CSMC. In addition, Capricor has filed patent applications related to enhancements or validation of the technology developed by its own scientists.

University of Rome License Agreement

Capricor and the University of Rome entered into a License Agreement, dated June 21, 2006 (the “Rome License Agreement”), which provides for the grant of an exclusive, world-wide, royalty-bearing license by the University of Rome to Capricor (with the right to sublicense) to develop and commercialize licensed products under the licensed patent rights in all fields. With respect to any new or future patent applications assigned to the University of Rome utilizing cardiac stem cells in cardiac care, Capricor has a first right of negotiation for a certain period of time to obtain a license thereto.

Pursuant to the Rome License Agreement, Capricor paid the University of Rome a license issue fee, is currently paying minimum annual royalties in the amount of 20,000 Euros per year, and is obligated to pay a lower-end of a mid-range double-digit percentage on all royalties received as a result of sublicenses granted, which are net of any royalties paid to third parties under a license agreement from such third party to Capricor. The minimum annual royalties are creditable against future royalty payments.

The Rome License Agreement will, unless extended or sooner terminated, remain in effect until the later of the last claim of any patent or until any patent application comprising licensed patent rights has expired or been abandoned. Under the terms of the Rome License Agreement, either party may terminate the agreement should the other party become insolvent or file a petition in bankruptcy. Either party shall have up to 90 days to cure its material breach.

The Johns Hopkins University License Agreement

Capricor and JHU entered into an Exclusive License Agreement, effective June 22, 2006 (the “JHU License Agreement”), which provides for the grant of an exclusive, world-wide, royalty-bearing license by JHU to Capricor (with the right to sublicense) to develop and commercialize licensed products and licensed services under the licensed patent rights in all fields and a nonexclusive right to the know-how. In May 2009, the JHU License Agreement was amended to add additional patent rights to the JHU License Agreement in consideration of a payment to JHU and reimbursement of patent costs. Capricor and JHU executed a Second Amendment to the JHU License Agreement, effective as of December 20, 2013, pursuant to which, among other things, certain definitions were added or amended, the timing of certain obligations was revised and other obligations of the parties were clarified.

Pursuant to the JHU License Agreement, JHU was paid an initial license fee and, thereafter, Capricor is required to pay minimum annual royalties on the anniversary dates of the JHU License Agreement. The minimum annual royalties range from $5,000 on the first and second anniversary dates to $20,000 on the tenth anniversary date and thereafter. The minimum annual royalties are creditable against a low single-digit running royalty on net sales of products and net service revenues which Capricor is also required to pay under the JHU License Agreement, which running royalty may be subject to further reduction in the event that Capricor is required to pay royalties on any patent rights to third parties in order to make or sell a licensed product. In addition, Capricor is required to pay a low double-digit percentage of the consideration received by it from sublicenses granted, and is required to pay JHU certain defined development milestone payments upon the successful completion of certain phases of its clinical studies and upon receiving approval from the U.S. Food and Drug Administration (the “FDA”). The development milestones range from $100,000 upon successful completion of a full Phase I clinical study to $1,000,000 upon full FDA market approval and are fully creditable against payments owed by Capricor to JHU on account of sublicense consideration attributable to milestone payments received from a sublicensee. The maximum aggregate amount of milestone payments payable under the JHU License Agreement, as amended, is $1,850,000. As of March 31, 2014, $100,000 is currently accrued due the Phase I enrollment being completed.

The JHU License Agreement will, unless sooner terminated, continue in effect in each applicable country until the date of expiration of the last to expire patent within the patent rights, or, if no patents are issued, then for twenty years from the effective date. Under the terms of the JHU License Agreement, either party may terminate the agreement should the other party become insolvent or file a petition in bankruptcy, or fail to cure a material breach within 30 days after notice. In addition, Capricor may terminate for any reason upon 60 days’ written notice.

Cedars-Sinai Medical Center License Agreement

On January 4, 2010, Capricor entered into an Exclusive License Agreement with CSMC (the “CSMC License Agreement”), for certain intellectual property rights. In 2013, the CSMC License Agreement was amended twice resulting in, among other things, a reduction in the percentage of sublicense fees which would have been payable to CSMC. Effective December 30, 2013, Capricor entered into an Amended and Restated Exclusive License Agreement with CSMC (the “Amended CSMC License Agreement”) pursuant to which, among other things, certain definitions were added or amended, the timing of certain obligations was revised and other obligations of the parties were clarified.

The Amended CSMC License Agreement provides for the grant of an exclusive, world-wide, royalty-bearing license by CSMC to Capricor (with the right to sublicense) to conduct research using the patent rights and know-how and develop and commercialize products in the field using the patent rights and know-how. In addition, Capricor has the exclusive right to negotiate for an exclusive license to any future rights arising from related work conducted by or under the direction of Dr. Eduardo Marbán on behalf of CSMC. In the event the parties fail to agree upon the terms of an exclusive license, Capricor shall have a non-exclusive license to such future rights, subject to royalty obligations.

Pursuant to the CSMC License Agreement, CSMC was paid a license fee and Capricor was obligated to reimburse CSMC for certain fees and costs incurred in connection with the prosecution of certain patent rights. Additionally, Capricor was equired to meet certain spending and development milestones. The annual spending requirements range from $350,000 to $800,000 each year between 2010 and 2017 (with the exception of 2014, for which there is no annual spending requirement). Pursuant to the Amended CSMC License Agreement,  Capricor remains obligated to pay low single-digit royalties on sales of royalty-bearing products as well as a low double-digit percentage of the consideration received from any sublicenses or other grant of rights. The above-mentioned royalties are subject to reduction in the event Capricor becomes obliged to obtain a license from a third party for patent rights in connection with the royalty-bearing product. In 2010, Capricor discontinued its research under some of the patents.

The Amended CSMC License Agreement will, unless sooner terminated, continue in effect on a country by country basis until the last to expire of the patents covering the patent rights or future patent rights. Under the terms of the Amended CSMC License Agreement, unless waived by CSMC, the agreement shall automatically terminate: (i) if Capricor ceases, dissolves or winds up its business operations; (ii) in the event of the insolvency or bankruptcy of Capricor or if Capricor makes an assignment for the benefit of its creditors; (iii) if performance by either party jeopardizes the licensure, accreditation or tax exempt status of CSMC or the agreement is deemed illegal by a governmental body; (iv) within 30 days for non-payment of royalties; (v) within 90 days if Capricor fails to undertake commercially reasonable efforts to exploit the patent rights or future patent rights; (vi) if a material breach has not been cured within 90 days; or (vii) if Capricor challenges any of the CSMC patent rights. Capricor may terminate the agreement if CSMC fails to cure any material breach within 90 days after notice.

Collaboration Agreement with Janssen Biotech, Inc.

On December 27, 2013, Capricor entered into a Collaboration Agreement and Exclusive License Option (the “Janssen Agreement”) with Janssen, a wholly-owned subsidiary of Johnson & Johnson. Under the terms of the Janssen Agreement, Capricor and Janssen agreed to collaborate on the development of Capricor’s cell therapy program for cardiovascular applications, including its lead product, CAP-1002. Capricor and Janssen further agreed to collaborate on the development of cell manufacturing in preparation for future clinical trials. Under the Janssen Agreement, Capricor was paid $12.5 million, and Capricor will contribute to the development of a chemistry, manufacturing and controls (“CMC”) package. In addition, Janssen has the exclusive right to enter into an exclusive license agreement pursuant to which Janssen would receive a worldwide, exclusive license to exploit CAP-1002 as well as certain allogeneic cardiospheres and cardiosphere-derived cells in the field of cardiology. Janssen has the right to exercise the option at any time until 60 days after the delivery by Capricor of the six-month follow-up results from Phase II of Capricor’s ALLSTAR clinical trial for CAP-1002. If Janssen exercises its option rights, Capricor would receive an upfront license fee and additional milestone payments which may total up to $325 million. In addition, a royalty ranging from a low double-digit percentage to a lower-end of a mid-range double-digit percentage would be paid on sales of licensed products.

Company’s Technology – Cenderitide and CU-NP

The Company has entered into an exclusive license agreement for intellectual property rights related to natriuretic peptides with the Mayo Foundation for Medical Education and Research and a Clinical Trial Funding Agreement with Medtronic, Inc., which also includes certain intellectual property licensing provisions.

Mayo License Agreement

The Company and the Mayo Foundation for Medical Education and Research (“Mayo”) previously entered into a Technology License Agreement with respect to cenderitide on January 20, 2006, which was filed as Exhibit 10.6 to the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on September 21, 2007, and which was amended on June 2, 2008 (as so amended, the “CD-NP Agreement”). On June 13, 2008, the Company and Mayo entered into a Technology License Agreement with respect to CU-NP (the “CU-NP Agreement”, which was filed as Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 14, 2008. On November 14, 2013, the Company entered into an Amended and Restated License Agreement with Mayo (the “Amended Mayo Agreement”). The Amended Mayo Agreement amends and restates in its entirety each of the CD-NP Agreement and the CU-NP Agreement, and creates a single amended and restated license agreement between the Company and Mayo with respect to CD-NP and CU-NP.

The Amended Mayo Agreement provides for the grant of an exclusive, world-wide, royalty-bearing license by Mayo to the Company (with the right to sublicense) under the Mayo patents, patent applications and improvements, and a nonexclusive right under the know-how, for the development and commercialization of CD-NP and CU-NP in all therapeutic indications. With respect to any future patents and any improvements related to cenderitide and CU-NP owned by or assigned to Mayo, the Company has the exclusive right of first negotiation for the exclusive or non-exclusive rights (at the Company’s option) thereto. Such exclusive right of negotiation shall be effective as of June 1, 2016, or such earlier date when the Company has satisfied certain payment obligations to Mayo.

Under each of the previous CD-NP Agreement and CU-NP Agreement, the Company paid Mayo up-front cash payments and the Company agreed to make certain performance-based cash payments to Mayo upon successful completion of certain milestones. Additionally, the Company issued certain amounts of common stock of the Company to Mayo under each agreement. The Amended Mayo Agreement restructured the economic arrangements of the CD-NP Agreement and CU-NP Agreement by, among other things, eliminating certain milestone payments and decreasing the royalty percentages payable upon the commercial sale of the products to low single-digit royalties on sales of CD-NP and CU-NP products. The Company is also obligated to pay to Mayo a low single-digit percentage on any upfront consideration or milestone payment received in connection with a sublicense. The Company is further obligated to pay to Mayo a low single-digit percentage on any consideration received in connection with an assignment of rights under the Amended Mayo Agreement. Pursuant to the terms of the Amended Mayo Agreement, the Company agreed to pay to Mayo an annual license maintenance fee and to issue to Mayo an additional 18,000 shares of the Company’s common stock as additional consideration for the grant of certain rights. Mayo also agreed to waive or defer the payment of certain fees owed to Mayo. All breaches and defaults by the Company under the terms of the CD-NP Agreement and CU-NP Agreement were waived by Mayo in the Amended Mayo Agreement.

The Amended Mayo Agreement will, unless sooner terminated, expire on the later of (i) the expiration of the last to expire valid claim contained in the Mayo patents, or (ii) the 20th anniversary of the Amended Mayo Agreement. Under the terms of the Amended Mayo Agreement, Mayo may terminate the agreement earlier (i) for the Company’s material breach of the agreement that remains uncured after 90 days’ written notice to the Company, (ii) for the Company’s insolvency or bankruptcy, (iii) if the Company challenges the validity or enforceability of any of the patent rights in any manner, or (iv) if the Company has not initiated either the next clinical trial of cenderitide within two years of the effective date of the Amended Mayo Agreement or a clinical trial of CU-NP within two and one-half years of the effective date. The Company may terminate the Amended Mayo Agreement without cause upon 90 days’ written notice.

Medtronic Clinical Trial Funding Agreement

In February 2011, the Company entered into a Clinical Trial Funding Agreement with Medtronic, Inc. (“Medtronic”). Pursuant to the agreement, Medtronic provided funding and equipment necessary for the Company to conduct a Phase I clinical trial to assess the pharmacokinetics and pharmacodynamics of cenderitide when delivered to heart failure patients through continuous subcutaneous infusion using Medtronic’s pump technology.

The agreement provided that intellectual property conceived in or otherwise resulting from the performance of the Phase I clinical trial will be jointly owned by the Company and Medtronic (the “Joint Intellectual Property”), and that the Company is to pay royalties to Medtronic based on the net sales of a product covered by the Joint Intellectual Property.  The agreement further provided that, if the parties fail to enter into a definitive commercial license agreement with respect to cenderitide, each party will have a right of first negotiation to license exclusive rights to any Joint Intellectual Property.

Pursuant to its terms, the agreement expired in February 2012, following the completion of the Phase I clinical trial and the delivery of data and reports related to such study. Nile received the final reimbursement of $195,500 in February 2012 and a total of $1,550,000 over the life of the agreement. Although the Medtronic agreement expired, there are certain provisions that survive the expiration of the agreement, including the obligation to pay royalties on products that might be covered by the Joint Intellectual Property. Neither party has exercised its right to negotiate for exclusive rights to the Joint Intellectual Property.

7.	LICENSE AGREEMENTS

Capricor’s Technology - CAP-1002, CAP-1001 and CSps

Capricor has entered into exclusive license agreements for intellectual property rights related to cardiac derived cells with Università Degli Studi Di Roma at la Sapienza (the University of Rome), JHU and CSMC. In addition, Capricor has filed patent applications related to enhancements or validation of the technology developed by its own scientists.

University of Rome License Agreement

Capricor and the University of Rome entered into a License Agreement, dated June 21, 2006 (the Rome License Agreement), which provides for the grant of an exclusive, world-wide, royalty-bearing license by the University of Rome to Capricor (with the right to sublicense) to develop and commercialize licensed products under the licensed patent rights in all fields. With respect to any new or future patent applications assigned to the University of Rome utilizing cardiac stem cells in cardiac care, Capricor has a first right of negotiation for a certain period of time to obtain a license thereto.

Pursuant to the Rome License Agreement, Capricor paid the University of Rome a license issue fee, as well as minimum annual royalties, and is obligated to pay a royalty received as a result of sublicenses granted. The minimum annual royalties are creditable against future royalty payments.

The Rome License Agreement will, unless extended or sooner terminated, remain in effect until the later of the last claim of any patent or until any patent application comprising licensed patent rights has expired or been abandoned. Under the terms of the Rome License Agreement, either party may terminate the agreement should the other party become insolvent or file a petition in bankruptcy. Either party shall have up to 90 days to cure its material breach.

The Johns Hopkins University License Agreement

Capricor and JHU entered into an Exclusive License Agreement, effective June 22, 2006 (the JHU License Agreement), which provides for the grant of an exclusive, world-wide, royalty-bearing license by JHU to Capricor (with the right to sublicense) to develop and commercialize licensed products and licensed services under the licensed patent rights in all fields and a nonexclusive right to the know-how. In May 2009, the JHU License Agreement was amended to add additional patent rights to the License Agreement in consideration of a payment to JHU and reimbursement of patent costs. Capricor and JHU executed a Second Amendment to the JHU License Agreement, effective as of December 20, 2013, pursuant to which, among other things, certain definitions were added or amended, the timing of certain obligations was revised and other obligations of the parties were clarified.

Pursuant to the JHU License Agreement, JHU was paid an initial license fee and, thereafter, Capricor is required to pay minimum annual royalties on the anniversary dates of the JHU License Agreement. The minimum annual royalties are creditable against running royalties on net sales of products and net service revenues which Capricor is also required to pay under the JHU License Agreement. In addition, Capricor is required to pay a certain percentage of the consideration received by it from sublicenses granted, and is required to pay JHU certain defined development milestone payments upon the successful completion of certain phases of its clinical studies and upon receiving FDA approval. These milestone payments range from $100,000 at the time Phase I is fully complete to $1,000,000 if FDA approval has been received. As of December 31, 2013, $100,000 has been accrued as the Phase I enrollment has been completed.

The JHU License Agreement will, unless sooner terminated, continue in effect in each applicable country until the date of expiration of the last to expire patent within the patent rights, or, if no patents are issued, then for twenty years from the effective date. Under the terms of the JHU License Agreement, either party may terminate the agreement should the other party become insolvent or file a petition in bankruptcy, or fail to cure a material breach within 30 days after notice. In addition, Capricor may terminate for any reason upon 60 days’ written notice.

  Cedars-Sinai Medical Center License Agreement

On January 4, 2010, Capricor entered into an Exclusive License Agreement with CSMC (the CSMC License Agreement), for certain intellectual property rights. In 2013, the CSMC License Agreement was amended twice resulting in, among other things, a reduction in the percentage of sublicense fees which would have been payable to CSMC. Effective December 30, 2013, Capricor entered into an Amended and Restated Exclusive License Agreement with CSMC (the Amended CSMC License Agreement) pursuant to which, among other things, certain definitions were added or amended, the timing of certain obligations was revised and other obligations of the parties were clarified.

The Amended CSMC License Agreement provides for the grant of an exclusive, world-wide, royalty-bearing license by CSMC to Capricor (with the right to sublicense) to conduct research using the patent rights and know-how and develop and commercialize products in the field using the patents rights and know-how. In addition, Capricor has the exclusive right to negotiate for an exclusive license to any future rights arising from related work conducted by or under the direction of Dr. Eduardo Marbán on behalf of CSMC. In the event the parties fail to agree upon the terms of an exclusive license, Capricor shall have a non-exclusive license to such future rights, subject to royalty obligations.

Pursuant to the CSMC License Agreement, CSMC was paid a license fee and Capricor was obligated to reimburse CSMC for certain fees and costs incurred in connection with the prosecution of certain patent rights. Additionally, Capricor was required to meet certain spending and development milestones. Pursuant to the Amended CSMC License Agreement, Capricor remains obligated to pay royalties on sales of royalty-bearing products as well as a percentage of the consideration received from any sublicenses or other grant of rights. In 2010, Capricor discontinued its research under some of the patents.

The Amended CSMC License Agreement will, unless sooner terminated, continue in effect on a country by country basis until the last to expire of the patents covering the patent rights or future patent rights. Under the terms of the Amended CSMC License Agreement, unless waived by CSMC, the agreement shall automatically terminate: (i) if Capricor ceases, dissolves or winds up its business operations; (ii) in the event of the insolvency or bankruptcy of Capricor or if Capricor makes an assignment for the benefit of its creditors; (iii) if performance by either party jeopardizes the licensure, accreditation or tax exempt status of CSMC or the agreement is deemed illegal by a governmental body; (iv) within 30 days for non-payment of royalties; (v) within 90 days if Capricor fails to undertake commercially reasonable efforts to exploit the patent rights or future patent rights; (vi) if a material breach has not been cured within 90 days; or (vii) if Capricor challenges any of the CSMC patent rights. Capricor may terminate the agreement if CSMC fails to cure any material breach within 90 days after notice.

Collaboration Agreement with Janssen Biotech, Inc.

On December 27, 2013, Capricor entered into a Collaboration Agreement and Exclusive License Option with Janssen Biotech, Inc., or Janssen, a wholly-owned subsidiary of Johnson & Johnson. Under the terms of the agreement, Capricor and Janssen agreed to collaborate on the development of Capricor’s cell therapy program for cardiovascular applications, including its lead product, CAP-1002. Capricor and Janssen further agreed to collaborate on the development of cell manufacturing in preparation for future clinical trials. Under the agreement, Capricor was paid $12.5 million in January 2014, and Capricor will contribute to the costs of development of a chemistry, manufacturing and controls (CMC) package. In addition, Janssen has the exclusive right to enter into an exclusive license agreement pursuant to which Janssen would receive a worldwide, exclusive license to exploit CAP-1002 as well as certain allogeneic cardiospheres and cardiosphere-derived cells in the field of cardiology. Janssen has the right to exercise the option at any time until 60 days after the delivery by Capricor of the six-month follow-up results from Phase II of Capricor’s ALLSTAR clinical trial for CAP-1002. If Janssen exercises its option rights, Capricor would receive an upfront license fee and additional milestone payments which may total up to $325.0 million. In addition, a double-digit royalty would be paid on sales of licensed products.

Company’s Technology – Cenderitide and CU-NP

The Company has entered into an exclusive license agreement for intellectual property rights related to natriuretic peptides with the Mayo Foundation for Medical Education and Research and a Clinical Trial Funding Agreement with Medtronic, Inc., which also includes certain intellectual property licensing provisions.

Mayo License Agreement

The Company and the Mayo Foundation for Medical Education and Research, or Mayo, previously entered into a Technology License Agreement with respect to cenderitide on January 20, 2006. On June 13, 2008, the Company and Mayo entered into a Technology License Agreement with respect to CU-NP (the CU-NP Agreement). On November 14, 2013, the Company entered into an Amended and Restated License Agreement with Mayo (the Amended Mayo Agreement). The Amended Mayo Agreement amends and restates in its entirety each of the CD-NP Agreement and the CU-NP Agreement, and creates a single amended and restated license agreement between the Company and Mayo with respect to CD-NP and CU-NP.

The Amended Mayo Agreement provides for the grant of an exclusive, world-wide, royalty-bearing license by Mayo to the Company (with the right to sublicense) under the Mayo patents, patent applications and improvements, and a nonexclusive right under the know-how, for the development and commercialization of CD-NP and CU-NP in all therapeutic indications. With respect to any future patents and any improvements related to cenderitide and CU-NP owned by or assigned to Mayo, the Company has the exclusive right of first negotiation for the exclusive or non-exclusive rights (at the Company’s option) thereto. Such exclusive right of negotiation shall be effective as of June 1, 2016, or such earlier date when the Company has satisfied certain payment obligations to Mayo

Under each of the previous CD-NP Agreement and CU-NP Agreement, the Company paid Mayo up-front cash payments and the Company agreed to make certain performance-based cash payments to Mayo upon successful completion of certain milestones. Additionally, the Company issued certain amounts of common stock of the Company to Mayo under each agreement. The Amended Mayo Agreement restructured the economic arrangements of the CD-NP Agreement and CU-NP Agreement by, among other things, eliminating certain milestone payments and decreasing the royalty percentages payable upon the commercial sale of the products. Pursuant to the terms of the Amended Mayo Agreement, the Company agreed to pay to Mayo an annual license maintenance fee and to issue to Mayo an additional 18,000 shares of the Company’s common stock as additional consideration for the grant of certain rights. Mayo also agreed to waive or defer the payment of certain fees owed to Mayo. All breaches and defaults by the Company under the terms of the CD-NP Agreement and CU-NP Agreement were waived by Mayo in the Amended Mayo Agreement.

The Amended Mayo Agreement will, unless sooner terminated, expire on the later of (i) the expiration of the last to expire valid claim contained in the Mayo patents, or (ii) the 20th anniversary of the Amended Mayo Agreement. Under the terms of the Amended Mayo Agreement, Mayo may terminate the agreement earlier (i) for the Company’s material breach of the agreement that remains uncured after 90 days’ written notice to the Company, (ii) for the Company’s insolvency or bankruptcy, (iii) if the Company challenges the validity or enforceability of any of the patent rights in any manner, or (iv) if the Company has not initiated either the next clinical trial of cenderitide within two years of the effective date of the Amended Mayo Agreement or a clinical trial of CU-NP within two and one-half years of the effective date. The Company may terminate the Amended Mayo Agreement without cause upon 90 days’ written notice.

We license certain patent and other intellectual property rights that cover our cenderitide and CU-NP product candidates from Mayo. In the past, we have relied on Mayo to file, prosecute and maintain patent applications, and to otherwise protect the intellectual property to which we have a license. Prior to the Amended Mayo License Agreement, we did not have primary control over these activities for certain of these patents or patent applications and other intellectual property rights. With the execution of the Amended Mayo License Agreement, we have the responsibility for the prosecution and maintenance of the Mayo patents and patent applications at our expense. We cannot be certain that the activities conducted by Mayo have been or will be conducted in compliance with applicable laws and regulations, or will result in valid and enforceable patents and other intellectual property rights. Our enforcement of certain of these licensed patents or defense of any claims asserting the invalidity of these patents would also be subject to the cooperation of the third parties. We are also responsible for paying any prosecution and maintenance fees of all Mayo patents and Mayo patent applications now existing and included in the Amended Mayo License Agreement.

Medtronic Clinical Trial Funding Agreement

In February 2011, the Company entered into a Clinical Trial Funding Agreement with Medtronic, Inc. (Medtronic). Pursuant to the agreement, Medtronic provided funding and equipment necessary for us to conduct a Phase I clinical trial to assess the pharmacokinetics and pharmacodynamics of cenderitide when delivered to heart failure patients through continuous subcutaneous infusion using Medtronic’s pump technology.

Pursuant to its terms, the agreement expired in February 2012, following the completion of the Phase I clinical trial and the delivery of data and reports related to such study. Although the Medtronic agreement expired, there are certain provisions that survive the expiration of the agreement, including the obligation to pay royalties on products that might be covered by the Joint Intellectual Property.